Other Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid and other assets
	As of December 31,
	2020	2019
Vendor deposits	$46,649	$13,905
Prepaid expenses	174,906	63,598
Security deposit	19,281	13,000
Total prepaid and other assets	$240,836	$90,503

Schedule of accrued expenses and other payables
	As of December 31,
	2020	2019
Payroll and related accruals	$154,936	$75,344
Accrued expenses	149,044	63,067
Other payables	12,543	13,606
Total accrued expenses and other payables	$316,523	$152,017